Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Financial Position (Details) - CAD ($) $ in Millions	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Current assets
Cash	$ 286.5	$ 287.7	$ 477.9	$ 31.7
Total current assets	863.2	762.3
Deferred income taxes	67.5	53.2
Total assets	1,590.0	1,340.6
Current liabilities
Accounts payable and accrued liabilities	195.6	176.2
Total liabilities	1,112.5	912.7
Equity
Equity attributable to shareholders of the Company	469.5	427.9
Non-controlling interests	8.0	0.0
Total equity	477.5	427.9	577.6	497.3
Total liabilities and equity	1,590.0	1,340.6
Parent company
Current assets
Cash	6.9	0.3	4.3	0.6
Total current assets	6.9	0.3
Note receivable from subsidiary	76.4	60.5
Investment in subsidiary	468.9	638.2
Deferred income taxes	10.9	9.3
Total assets	563.1	708.3
Current liabilities
Accounts payable and accrued liabilities	20.1	0.6
Due to subsidiary	44.3	279.8
Other non-current liabilities	21.2	0.0
Total liabilities	85.6	280.4
Equity
Equity attributable to shareholders of the Company	469.5	427.9
Non-controlling interests	8.0	0.0
Total equity	477.5	427.9	$ 577.6	$ 497.3
Total liabilities and equity	$ 563.1	$ 708.3